REVENUE - Summary of Transaction Price Composition (Details) - Novartis - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Total	$ 140.0	$ 138.0
Upfront Payment
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Total	100.0	100.0
Actual incurred reimbursable development costs
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Total	31.7	20.4
Highly probable reimbursable development costs
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Total	2.1	11.4
PO1: Total
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Total	133.8	131.8
PO2: Supply of materials
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Total	$ 6.2	$ 6.2